Leases (Details) ₪ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) m²	Dec. 31, 2019 ILS (₪) m²	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of leases [text block] [Abstract]
Weighted average remaining lease term	1 year 167 days	1 year 167 days
Weighted-average discount rate	10.00%	10.00%
Area of property (in Square Meters) | m²	807	807
Lease expire date	Payments under the lease commenced on June 2019, and the initial term of the lease will expire in June 2020.	Payments under the lease commenced on June 2019, and the initial term of the lease will expire in June 2020.
Increase lease payments, percentage	5.00%	5.00%
Monthly Fee payments	$ 1,100	₪ 4
Operating lease term	3 years	3 years
Rent expenses | $			$ 128,000	$ 157,000